DEPOSITS AND PREPAID EXPENSES (Tables)	12 Months Ended
May 31, 2026
Deposits And Prepaid Expenses [Abstract]
Disclosure of Detailed Information About Prepaid Expenses and Deposits [Table Text Block]
	May 31, 2026 $	May 31, 2025 $
Prepaid insurance	311,373	361,516
Prepaid investor relations	59,100	177,418
Prepaid consulting fees	37,670	12,215
Prepaid equipment	34,679	337,186
Deposits	56,092	50,697
Prepaid conferences	21,590	14,126
Other	280,695	208,564
Total	801,199	1,161,722